Summary Of Interest Costs Incurred (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Component of Other Expense, Nonoperating [Abstract]
Interest costs capitalized	$ 2,923	$ 0	$ 4,301
Interest costs charged - Interest and penalty interest on bank and other borrowings	185,706	183,415	201,333
- Interest on Convertible Senior Notes, RMB-denominated US$-settled Senior Notes, Convertible Promissory Note and PRC Notes, and amortization of debt issuance costs and debt discount/premium	31,532	35,006	39,423
- Interest expense on redeemable preferred shares	102,950	36,990	0
- Interest and penalty interest on capital lease obligation	8,474	4,438	3,577
- Settlement of interest rate swap contracts	0	0	4,484
- Change of fair value of interest rate swap contracts	236	27	10,154
Sub-total	328,898	259,876	258,971
Total interest costs	$ 331,821	$ 259,876	$ 263,272